UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                     FORM N-Q
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              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479


                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                     --------


                    Madison Harbor Balanced Strategies, Inc.
                               The Chrysler Building
                               405 Lexington Avenue
                                     47th Floor
                                New York, NY 10174
                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                                The Chrysler Building
                                405 Lexington Avenue
                                      47th Floor
                                 New York, NY 10174
                    (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                   DATE OF FISCAL YEAR END: MARCH 31, 2006

                   DATE OF REPORTING PERIOD: JUNE 30, 2005


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ITEM 1.   SCHEDULE OF INVESTMENTS

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.




                                                    MADISON HARBOR BALANCED STRATEGIES, INC.

                                                             Schedule of Investments

                                                                  June 30, 2005

                                                                   (unaudited)



                                                                                PRINCIPAL AMOUNT/                      % OF NET
                    DESCRIPTION                                                   COMMITMENT            VALUE           ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Securities, (92.78%)

     FHLM Corp Multiclass Mortgage Participating Certificates Guaranteed Series
     2958 Class KA Dated 4/1/05, 5%, Due 1/15/22                                   $1,000,000         $1,012,296         7.57%

     FNMA Pass Thru Certificates REMIC Trust Series 2003-16 Class PB Dated
     2/1/03, 4.5%, Due 11/25/12                                                     1,000,000          1,002,156         7.49%

     FNMA Pass Thru Certificate REMIC Trust Series 2005-25 Class PA Dated
     3/1/05, 5%, Due 8/25/19                                                          963,565            972,107         7.27%

     Merrill Auto Trust Securitization Asset Backed Notes Series 2005-1 Class A1
     Dated 6/23/05, 3.472% Due 6/26/06                                                500,000            500,335         3.74%
                                                                                   ----------         ----------        ------
           Total fixed income securities (cost $3,493,381)                          3,463,565          3,486,894        26.07%


PRIVATE EQUITY REAL ESTATE FUNDS, (7.22%)
     MMA/Transwestern Mezzanine Realty Partners II, L.L.C.  (cost $294,462)(1)      1,478,000            271,347         2.03%
                                                                                   ----------         ----------        ------

           Total investments at fair value                                                            $3,758,241        28.10%
                                                                                                      ==========        ======

*Percentages are based on net assets of $13,378,182.

(1) Investment is illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.



At June 30, 2005, the aggregate cost of investments for tax purposes was approximately $3,787,843. Net unrealized depreciation on investments for tax purposes was approximately $(29,602).

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum, and Supplements thereto, and most recent annual financial statements.


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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       Madison Harbor Balanced Strategies, Inc.


By                                     /s/ Edward M. Casal
                                       -----------------------
                                       Edward M. Casal
                                       Chief Executive Officer
Date July, 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                                     /s/ Edward M. Casal
                                       -----------------------
                                       Edward M. Casal
                                       Chief Executive Officer


Date July, 29, 2005

By                                     /s/ Christopher J. Brown
                                       -------------------------
                                       Christopher J. Brown
                                       Chief Compliance Officer and Chief
                                       Financial Officer of Madison
                                       Harbor Capital Management, LLC, the
                                       Fund's Adviser

Date July, 29, 2005